Borrowings and other financial liabilities - Detailed information about borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Project finance facility	$ 4,146,601	$ 4,126,117
Finance lease payable	12,518	13,026
Total borrowings and other financial liabilities	$ 4,159,119	$ 4,139,143